Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 9.4%
3,484	(1)	Alphabet, Inc. - Class A	$ 7,044,335	0.5
223,555	(1)	Facebook, Inc.- Class A	57,592,239	4.4
334,726	(1)	Snap, Inc.	21,978,109	1.7
49,649	(1)	Spotify Technology SA	15,261,110	1.1
122,346	(1)	Take-Two Interactive Software, Inc.	22,567,943	1.7
			124,443,736	9.4

		Consumer Discretionary: 17.9%
40,547	(1)	Amazon.com, Inc.	125,409,033	9.5
179,908		Darden Restaurants, Inc.	24,706,766	1.9
181,064		Expedia Group, Inc.	29,151,304	2.2
87,570	(1)	Five Below, Inc.	16,298,528	1.2
45,890	(1)	O'Reilly Automotive, Inc.	20,527,974	1.6
175,763		Ross Stores, Inc.	20,500,996	1.5
			236,594,601	17.9

		Consumer Staples: 3.3%
99,035		Constellation Brands, Inc.	21,207,355	1.6
271,435		Philip Morris International, Inc.	22,805,969	1.7
			44,013,324	3.3

		Financials: 2.0%
102,000		Progressive Corp.	8,766,900	0.7
52,670		S&P Global, Inc.	17,347,391	1.3
			26,114,291	2.0

		Health Care: 13.3%
24,301	(1)	10X Genomics, Inc.	4,325,335	0.3
166,917		Agilent Technologies, Inc.	20,375,558	1.5
23,249	(1)	Align Technology, Inc.	13,184,740	1.0
116,609		Danaher Corp.	25,615,499	1.9
44,779	(1)	DexCom, Inc.	17,812,191	1.4
241,810		Eli Lilly & Co.	49,544,451	3.7
113,541	(1)	Exact Sciences Corp.	15,455,201	1.2
172,269	(1)	Horizon Therapeutics Plc	15,660,975	1.2
6,196	(1)	Seagen, Inc.	936,277	0.1
66,072	(1)	Tandem Diabetes Care, Inc.	6,342,251	0.5
22,851	(1)	Veeva Systems, Inc.	6,400,794	0.5
			175,653,272	13.3

		Industrials: 4.4%
102,491		Ametek, Inc.	12,090,863	0.9
9,312	(1)	CoStar Group, Inc.	7,670,853	0.5
243,605		CSX Corp.	22,302,038	1.7
110,426		Eaton Corp. PLC	14,376,361	1.1
26,096		Waste Connections, Inc.	2,549,318	0.2
			58,989,433	4.4

		Information Technology: 44.8%
295,382	(1)	Advanced Micro Devices, Inc.	24,962,733	1.9
1,108,901		Apple, Inc.	134,465,335	10.2
72,794	(1)	Autodesk, Inc.	20,091,144	1.5
131,710		Entegris, Inc.	13,857,209	1.0
118,476	(1)	Five9, Inc.	21,946,494	1.7
114,357		Intuit, Inc.	44,615,240	3.4
37,316		Lam Research Corp.	21,165,262	1.6
357,982		Marvell Technology Group Ltd.	17,283,371	1.3
209,905		Microsoft Corp.	48,777,724	3.7
39,293		Monolithic Power Systems, Inc.	14,716,014	1.1
51,237	(1)	Paycom Software, Inc.	19,174,935	1.4
170,350	(1)	PayPal Holdings, Inc.	44,265,448	3.3
170,870		Qualcomm, Inc.	23,270,785	1.8
65,629	(1)	RingCentral, Inc.	24,818,263	1.9
39,992	(1)	ServiceNow, Inc.	21,334,132	1.6
73,917	(1)	Twilio, Inc.	29,040,511	2.2
281,132		Visa, Inc. - Class A	59,709,626	4.5
18,505	(1)	Zebra Technologies Corp.	9,241,952	0.7
			592,736,178	44.8

		Materials: 2.7%
48,487		Air Products & Chemicals, Inc.	12,394,247	0.9
42,857		Avery Dennison Corp.	7,508,975	0.6
160,738	(1)	Crown Holdings, Inc.	15,360,123	1.2
			35,263,345	2.7

		Real Estate: 1.1%
55,454		SBA Communications Corp.	14,147,979	1.1

	Total Common Stock
	(Cost $887,524,223)		1,307,956,159	98.9

SHORT-TERM INVESTMENTS: 1.7%
		Mutual Funds: 1.7%
22,650,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
		(Cost $22,650,000)	22,650,000	1.7

	Total Short-Term Investments
	(Cost $22,650,000)		22,650,000	1.7

Total Investments in Securities (Cost $910,174,223)	$ 1,330,606,159	100 .6
Liabilities in Excess of Other Assets	(8,212,132)	(0 .6)
Net Assets	$ 1,322,394,027	100 .0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2021.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,307,956,159	$–	$–	$1,307,956,159
Short-Term Investments	22,650,000	–	–	22,650,000
Total Investments, at fair value	$1,330,606,159	$–	$–	$1,330,606,159

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $921,593,589.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$429,550,379
Gross Unrealized Depreciation	(20,537,809)
Net Unrealized Appreciation	$409,012,570